BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security Shares Value
Affiliated Investment Companies
Capital Markets — 4.0%
iShares MSCI Emerging Markets Min Vol Factor
ETF
(a)(b)
......................... 267,294 $ 13,546,460
Debt Funds — 2.0%
iShares 10-20 Year Treasury Bond ETF
(b)
.... 61,686 6,720,690
Equity Funds — 53.6%
(b)
iShares Core High Dividend ETF ......... 79,541 7,261,298
iShares Core S&P 500 ETF ............. 223,634 80,206,334
iShares Core S&P Small-Cap ETF
(a)
....... 75,575 6,589,384
iShares Edge MSCI Min Vol USA ETF
(a)
..... 95,873 6,337,205
iShares ESG Aware MSCI USA ETF ....... 597,464 47,444,616
iShares MSCI EAFE Growth ETF ......... 237,513 17,233,943
iShares MSCI EAFE Value ETF
(a)
......... 480,358 18,508,194
183,580,974
Fixed Income Funds — 40.2%
(b)
iShares Commodities Select Strategy ETF
(a)
.. 93,466 3,338,606
iShares Convertible Bond ETF
(a)
.......... 51,839 3,571,707
iShares Core Total USD Bond Market ETF
(a)
.. 1,466,282 65,249,549
iShares Fallen Angels USD Bond ETF
(a)
..... 380,021 9,082,502
iShares TIPS Bond ETF ............... 101,923 10,691,723
iShares U.S. Infrastructure ETF .......... 103,177 3,326,426
iShares U.S. Treasury Bond ETF
(a)
........ 1,839,530 41,867,703
137,128,216
Total Affiliated Investment Companies — 99.8%
(Cost: $389,026,186) .............................. 340,976,340
Total Long-Term Investments — 99.8%
(Cost: $389,026,186) .............................. 340,976,340
Short-Term Securities
Money Market Funds — 21.1%
(b)(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(d)
.................... 612,204 612,204
SL Liquidity Series, LLC, Money Market Series,
3.29%
(e)
........................ 71,413,656 71,413,656
Total Short-Term Securities — 21.1%
(Cost: $72,022,464) ................................. 72,025,860
Total Affiliated Investment Companies — 21.1%
(Cost: $72,022,464) ............................... 72,025,860
Total Investments — 120.9%
(Cost: $461,048,650) .............................. 413,002,200
Liabilities in Excess of Other Assets — (20.9) % ............ (71,414,610)
Net Assets — 100.0% ............................... $ 341,587,590
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock 60/40 Target Allocation ETF V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,571,351 $ — $ (959,147)
(a)
$ — $ — $ 612,204 612,204 $ 8,087 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 65,412,403 6,005,141
(a)
— (7,285) 3,397 71,413,656 71,413,656 126,031
(b)
—
iShares 10-20 Year Treasury Bond
ETF .................. — 8,888,251 (219,049) (29,137) (1,919,375) 6,720,690 61,686 101,011 —
iShares Commodities Select
Strategy ETF ........... 8,805,154 2,429,143 (10,454,888) 2,105,053 454,144 3,338,606 93,466 — —
iShares Convertible Bond ETF .. — 5,749,251 (2,008,171) (3,406) (165,967) 3,571,707 51,839 27,017 —
iShares Core High Dividend ETF — 9,365,086 (942,268) (52,087) (1,109,433) 7,261,298 79,541 144,216 —
iShares Core S&P 500 ETF .... 62,598,260 41,009,942 (1,715,621) 635,087 (22,321,334) 80,206,334 223,634 993,234 —
iShares Core S&P Small-Cap ETF 13,677,189 8,170,909 (12,452,100) 918,384 (3,724,998) 6,589,384 75,575 49,584 —
iShares Core Total USD Bond
Market ETF ............ 52,794,288 24,892,862 (1,334,253) (132,998) (10,970,350) 65,249,549 1,466,282 956,456 —
iShares Edge MSCI Min Vol USA
ETF .................. 5,959,337 1,734,764 (115,571) (9,012) (1,232,313) 6,337,205 95,873 69,685 —
iShares ESG Aware MSCI EM
ETF
(c)
................ 9,058,310 3,003,656 (10,324,501) (1,881,551) 144,086 — — — —
iShares ESG Aware MSCI USA
ETF .................. 62,644,474 8,653,430 (6,574,592) 1,888,840 (19,167,536) 47,444,616 597,464 589,974 —
iShares Fallen Angels USD Bond
ETF .................. 18,507,614 1,660,537 (8,406,942) (401,434) (2,277,273) 9,082,502 380,021 303,305 —
iShares Global Financials ETF
(c)
. 7,557,184 220,493 (7,415,585) (336,578) (25,514) — — — —
iShares Global Tech ETF
(c)
.... 10,403,170 459,447 (8,677,776) (1,148,813) (1,036,028) — — — —
iShares MSCI EAFE Growth ETF 28,047,960 8,695,803 (11,026,988) 1,980,641 (10,463,473) 17,233,943 237,513 133,801 —
iShares MSCI EAFE Value ETF . 29,916,341 3,979,588 (8,880,158) (890,588) (5,616,989) 18,508,194 480,358 784,155 —
iShares MSCI Emerging Markets
Min Vol Factor ETF ....... — 15,441,124 (176,153) (7,392) (1,711,119) 13,546,460 267,294 69,167 —
iShares MSCI USA Value Factor
ETF
(c)
................ 12,125,335 526,640 (11,703,280) 2,075,958 (3,024,653) — — 40,521 —
iShares S&P Small-Cap 600 Value
ETF
(c)
................ — 7,216,764 (7,076,282) (140,482) — — — 21,227 —
iShares TIPS Bond ETF ...... 20,717,349 12,131,706 (19,391,314) (1,323,129) (1,442,889) 10,691,723 101,923 755,051 —
iShares U.S. Energy ETF
(c)
.... 5,687,184 766,134 (8,155,320) 2,408,313 (706,311) — — 102,450 —
iShares U.S. Infrastructure ETF . — 3,821,536 (44,208) (3,681) (447,221) 3,326,426 103,177 32,272 —
iShares U.S. Treasury Bond ETF 34,208,322 18,568,587 (5,144,260) (539,828) (5,225,118) 41,867,703 1,839,530 328,739 —
$ 5,104,875 $ (91,986,267) $ 413,002,200 $ 5,635,983 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Glossary of Terms Used in this Report
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
TIPS Treasury Inflation Protected Securities

BlackRock 60/40 Target Allocation ETF V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Methodologies Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 340,976,340 $ — $ — $ 340,976,340
Short-Term Securities
Money Market Funds ...................................... 612,204 — — 612,204
$ 341,588,544 $ — $ — $ 341,588,544
Investments Valued at NAV
(a)
..................................... 71,413,656
$ —
$ 413,002,200
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.